INSURANCE AND UNDERWRITING RESULT, Insurance Premiums (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Composition of net premiums earned [Abstract]
Net premiums earned		S/ 0	S/ 0	S/ 2,671,530
Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				4,279,422
Technical Reserve Adjustment [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				(923,849)
Total Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[1]			3,355,573
Premiums Ceded to Reinsurers and Co-insurers, Net [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[2]			(738,706)
Results of Financial Assets Designated at Fair Value Through Profit and Loss [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				54,663
Life Insurance [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				1,457,965
Life Insurance [Member] | Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				2,508,154
Life Insurance [Member] | Technical Reserve Adjustment [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				(890,216)
Life Insurance [Member] | Total Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[1]			1,617,938
Life Insurance [Member] | Premiums Ceded to Reinsurers and Co-insurers, Net [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[2]			(214,636)
Life Insurance [Member] | Results of Financial Assets Designated at Fair Value Through Profit and Loss [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				54,663
Health Insurance [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				585,255
Health Insurance [Member] | Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				630,790
Health Insurance [Member] | Technical Reserve Adjustment [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				(30,457)
Health Insurance [Member] | Total Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[1]			600,333
Health Insurance [Member] | Premiums Ceded to Reinsurers and Co-insurers, Net [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[2]			(15,078)
Health Insurance [Member] | Results of Financial Assets Designated at Fair Value Through Profit and Loss [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				0
General Insurance [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				628,310
General Insurance [Member] | Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				1,140,478
General Insurance [Member] | Technical Reserve Adjustment [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				(3,176)
General Insurance [Member] | Total Gross Written Premiums [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[1]			1,137,302
General Insurance [Member] | Premiums Ceded to Reinsurers and Co-insurers, Net [Member]
Composition of net premiums earned [Abstract]
Net premiums earned	[2]			(508,992)
General Insurance [Member] | Results of Financial Assets Designated at Fair Value Through Profit and Loss [Member]
Composition of net premiums earned [Abstract]
Net premiums earned				S/ 0

[1]	Gross written premiums by insurance type are described below:
[2]	”Premiums ceded to reinsurers and coinsurers, net” include: